Condensed consolidated cash flow statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Operating profit before tax from continuing operations	£ 3,589	£ 2,620
Operating (loss)/profit before tax from discontinued operations	(108)	190
Adjustments for non-cash and other items	2,133	355
Net cash flows from trading activities	5,614	3,165
Changes in operating assets and liabilities	(17,376)	7,966
Net cash flows from operating activities before tax	(11,762)	11,131
Income taxes paid	(631)	(575)
Net cash flows from operating activities	(12,393)	10,556
Net cash flows from investing activities	(2,833)	5,713
Net cash flows from financing activities	(3,260)	(6,970)
Effects of exchange rate changes on cash and cash equivalents	(1,801)	2,224
Net (decrease)/increase in cash and cash equivalents	(20,287)	11,523
Cash and cash equivalents at beginning of period	158,449	190,706
Cash and cash equivalents at end of period	£ 138,162	£ 202,229